NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

16.NET LOSS PER SHARE

Basic and diluted net loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2023,2024 and 2025. The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to ordinary shareholders	(124,812)	(274,121)	(133,969)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	89,100,415	114,318,765	379,914,317
Net loss per share and per ADS, basic and diluted	(1.40)	(2.40)	(0.35)

Basic and diluted loss per ordinary share and per ADS is computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary share equivalents were excluded from the computation of diluted net loss per share to eliminate any antidilutive effect:

	Year ended December 31,
	2023	2024	2025
Preferred shares	198,629,097	184,928,573	—
Share options	703,470	526,711	4,866,897
RSUs	3,788,705	23,820,031	13,215,528
RSAs	2,767,115	106,395	—
Warrants	17,974	—	—
Total	205,906,361	209,381,710	18,082,425